Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net
Summary of property and equipment

Property and equipment consist of the following:

	December 31,	December 31,
(in thousands)	2025	2024

Research equipment	$18,150	$18,150
Leasehold improvements	9,309	9,309
Computer equipment	908	908
Furniture and fixtures	186	186
Property and equipment, gross	28,553	28,553
Less: accumulated depreciation and amortization	(25,280)	(23,095)
Property and equipment, net	$3,273	$5,458